Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

The estimated fair value of the Company's debt is as follows:

	September 30, 2015	December 31, 2014
Senior notes	$550.0	$550.0
Term Loan B	1,660.2	1,692.2

	$2,210.2	$2,242.2

Long-term debt consists of the following at December 31:

	2014	2013
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.16% and 4.17% at December 31, 2104 and 2013, respectively) due quarterly; balance due at maturity on October 2017	$—	$8.0
Note payable; discounted at 7.3%, annual payments varied; balance due 2029	3.8	3.5
Note payable; discounted at 8.5%, annual payments of $0.2; balance due February 2018; collateralized by real property	0.6	0.6
Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin (3.75% and 4.25%, respectively)	1,749.0	1,782.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020	550.0	550.0
Capital lease obligations, maturing through 2024	23.3	15.4
Other debt	0.5	1.1
	2,327.2	2,360.6
Less: Original issue discount	(23.7)	(28.7)
Less: Current portion	(25.3)	(29.1)
	$2,278.2	$2,302.8

Schedule of Annual Aggregate Principal Maturities	Annual aggregate principal maturities at December 31, 2014 are as follows:

2015	$25.3
2016	21.7
2017	21.6
2018	20.9
2019	1,680.2
Thereafter	557.5
$2,327.2

Schedule of Total Leverage Ratio
The applicable margin for the term B loan is based on the total leverage ratio of the Company as follows:

Total Leverage Ratio	LIBOR Base Rate	Alternate Base Rate
<4.75:1.00	2.50%	2.50%
≥4.75:1.00	3.00%	3.00%
The applicable margin for the Revolver is based on the total leverage ratio of the Company as follows:

Total Leverage Ratio	LIBOR Base Rate	Alternate Base Rate
<4.75:1.00	3.50%	2.50%
≥4.75:1.00	4.00%	3.00%

Schedule of Estimated Fair Value of Debt	The estimated fair value of our debt is as follows at December 31:

	2014	2013
Senior notes	$550.0	$596.1
Term loan B	1,692.2	1,788.1
	$2,242.2	$2,384.2